16. Employment Agreements (Details Narrative)	9 Months Ended
Sep. 30, 2015 USD ($)
Chief Executive Officer [Member]
Officer salaries	$ 200,000
President [Member]
Officer salaries	180,000
Senior Vice President - International Sales [Member]
Officer salaries	175,000
President - Worldwide Consumer Products [Member]
Officer salaries	$ 275,000